----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:
                                                    Expires:
                                                    Estimated average burden
                                                    hours per response.....
                                                    ----------------------------
                                                           SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended MArch 31, 2008

If amended report check here          |_|           Amended Number:  1

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        May 15, 2008,  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            65
                                              --------------

Form 13F Information Table Value Total:         $2,691,114
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
COLUMN 1           COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5     COLUMN 6   COLUMN 7  COLUMN 8
--------------------------------------------- ----------- ----------  --------  ------------
                                                                                 VOTING  AUTHORITY
                                                                                ------------
                   TITLE OF          VALUE    SHARES/     INVESTMENT    OTHER
NAME OF ISSUER       CLASS  CUSIP    [X$1000] PRN AMT     DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------------------------------------- ----------  ----------  --------  ------------------ ----
3M Company            COM   88579Y101   132413    1672932    SOLE                   X
Aaron Rents Inc       COM   002535201     6609     306835    SOLE                   X
Anheuser-Busch Cos    COM   035229103    74449    1569005    SOLE                   X
Applied Materials     COM   038222105    56472    2894530    SOLE                   X
Arkansas Best Corp    COM   040790107    36551    1147228    SOLE                   X
Automatic Data Proc   COM   053015103    32492     766508    SOLE                   X
Avery Dennison Corp   COM   053611109    87379    1774184    SOLE                   X
Bed Bath & Beyond     COM   075896100    15785     535093    SOLE                   X
Berkshire Hathaway    COM   084670207      246         55    SOLE                   X
Briggs & Stratton     COM   109043109    69830    3901100    SOLE                   X
CDI Corp.             COM   125071100    20885     833723    SOLE                   X
CPI Corp.             COM   125902106    11768     681441    SOLE                   X
Coca Cola             COM   191216100    99059    1627385    SOLE                   X
Colgate-Palmolive     COM   194162103    93604    1201432    SOLE                   X
Corning Inc.          COM   219350105      279      11600    SOLE                   X
Cost Plus Inc         COM   221485105     9155    2732948    SOLE                   X
Cymer Inc             COM   232572107    18901     725855    SOLE                   X
Dixie Group Inc.      COM   255519100    14896    1775421    SOLE                   X
DuPont                COM   263534109    67164    1436356    SOLE                   X
Dun & Bradstreet      COM   26483e100      570       7000    SOLE                   X
Eastman Kodak         COM   277461109     7175     406046    SOLE                   X
Estee Lauder Cos      COM   518439104     6204     135320    SOLE                   X
Ethan Allen Interio   COM   297602104    48206    1695615    SOLE                   X
Evans & Sutherland    COM   299096107      136     179437    SOLE                   X
FedEx Corporation     COM   31428X106    15022     162105    SOLE                   X
Financial Select Se   COM   81369Y605   104701    4209915    SOLE                   X
Gannett Co Inc.       COM   364730101    74970    2580717    SOLE                   X
General Electric      COM   369604103    15585     421095    SOLE                   X
General Mills Inc.    COM   370334104    51285     856465    SOLE                   X
Haverty Furniture I   COM   419596101      438      41195    SOLE                   X
Hutchinson Tech Inc   COM   448407106    47555    2988998    SOLE                   X
Illinois Tool Works   COM   452308109    50288    1042671    SOLE                   X
Imation Corp.         COM   45245A107    53772    2364658    SOLE                   X
Intel Corp            COM   458140100    38455    1815630    SOLE                   X
Invacare Corp         COM   461203101    18778     842806    SOLE                   X
Johnson & Johnson     COM   478160104     1042      16056    SOLE                   X
Kellwood Co           COM   488044108      745      35500    SOLE                   X
Kemet Corp.           COM   488360108    32973    8161651    SOLE                   X
Lawson Products       COM   520776105     2586      93883    SOLE                   X
Learning Tree         COM   522015106     3590     256068    SOLE                   X
Leggett & Platt Inc   COM   524660107    73057    4790597    SOLE                   X
Marsh & McLennan      COM   571748102   111891    4595123    SOLE                   X
Masco Corp            COM   574599106    85840    4328790    SOLE                   X
Maxwell Technologie   COM   577767106    15730    1543668    SOLE                   X
Microsoft Corp        COM   594918104   205619    7245195    SOLE                   X
Newell Rubbermaid     COM   651229106    27270    1192406    SOLE                   X
Newport Corp.         COM   651824104    34375    3077465    SOLE                   X
Pacific Sunwear       COM   694873100    10959     869103    SOLE                   X
Patterson Companies   COM   703395103      204       5610    SOLE                   X
PepsiCo Inc.          COM   713448108      354       4906    SOLE                   X
Procter & Gamble      COM   742718109      892      12726    SOLE                   X
Rogers Corp.          COM   775133101    18026     539526    SOLE                   X
Seagate Technology    COM   G7945J104    54346    2595299    SOLE                   X
Staples Inc.          COM   855030102      441      19929    SOLE                   X
Talbots Inc           COM   874161102    69290    6427647    SOLE                   X
Toll Brothers Inc     COM   889478103     9413     400910    SOLE                   X
USEC Inc.             COM   90333E108     9024    2439025    SOLE                   X
United Parcel Servi   COM   911312106    15900     217745    SOLE                   X
W W Grainger Inc.     COM   384802104      620       8120    SOLE                   X
WP Stewart & Co Ltd   COM   G84922106    20904   10775136    SOLE                   X
Wal-Mart Stores Inc   COM   931142103   179050    3398829    SOLE                   X
Walgreen Co.          COM   931422109   146784    3853609    SOLE                   X
Walt Disney           COM   254687106    33920    1080938    SOLE                   X
Wells Fargo & Co      COM   949746101   107397    3690633    SOLE                   X
YRC Worldwide Inc     COM   984249102    37795    2880695    SOLE                   X